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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

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
Check here if Amendment  / /;      Amendment Number:

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
This Amendment (Check only one.):  / /   is a restatement.
                                   / /   adds new holding entries.

Institutional Investment Manager Filing this Report:

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
Name:    The Vertical Group, L.P.
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Address: 25 DeForest Avenue
         ------------------------------------------------------------
         Summit, NJ 07901
         ------------------------------------------------------------

         ------------------------------------------------------------
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Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   John E. Runnells
        ------------------------------------------------------------
Title:  General Partner
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Phone:  (908) 277-3737
        ------------------------------------------------------------
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Signature, Place, and Date of Signing:

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
    /s/ John E. Runnells            Summit, New Jersey              February 20, 2004
----------------------------   ----------------------------   ----------------------------
         [Signature]                   [City, State]                     [Date]
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Report type (Check only one.):

/X/__13F HOLDINGS REPORT.__(Check here if all holdings of this reporting manager are reported in this report.)

/ /__13F NOTICE.__(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ /__13F COMBINATION REPORT.__(Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:                                 0
                                                              -----------
Form 13F Information Table Entry Total:                           15
                                                              -----------
Form 13F Information Table Value Total:                        $150,775
                                                              -----------
                                                              (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          FORM 13F INFORMATIONAL TABLE
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
      COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4              COLUMN 5                COLUMN 6    COLUMN 7
---------------------  --------   ----------   --------   -------------------------------   ----------   --------

                       TITLE OF                 VALUE      SHRS OR      SH/        PUT/     INVESTMENT    OTHER
   NAME OF ISSUER       CLASS       CUSIP      (X$1000)    PRN AMT      PRN        CALL     DISCRETION   MANAGERS
   --------------      --------   ----------   --------   ---------   --------   --------   ----------   --------
Adv. Magnetics.......  COM        00753P103        118        9,100    SH                    SOLE          N/A
Am. Med. Systems.....  COM        02744M108     12,217      559,877    SH                    SOLE          N/A
Exact Sciences.......  COM        30063P105      7,702      761,050    SH                    SOLE          N/A
Guidant..............  COM        401698105     17,682      293,721    SH                    SOLE          N/A
Johnson & Johnson....  COM        478160104      5,147       99,638    SH                    SOLE          N/A
Kyphon...............  COM        510577100     62,801    2,529,240    SH                    SOLE          N/A
Lifecore
  Biomedical.........  COM        532187101      6,318    1,049,500    SH                    SOLE          N/A
Lifecell.............  COM        531927101      4,258      686,700    SH                    SOLE          N/A
McKesson.............  COM        58155Q103      1,109       34,474    SH                    SOLE          N/A
Nortel Networks......  COM        656568102        254       60,000    SH                    SOLE          N/A
Orthologic...........  COM        68750J107        123       20,000    SH                    SOLE          N/A
Ventana Med..........  COM        92276H106      7,305      185,400    SH                    SOLE          N/A
Westell Tech.........  COM        957541105         63       10,000    SH                    SOLE          N/A
Wright Med...........  COM        98235T107     12,440      409,223    SH                    SOLE          N/A
Zix Corp.............  COM        98974P100     13,239    1,523,510    SH                    SOLE          N/A

      COLUMN 1                    COLUMN 8
---------------------  -------------------------------
                              VOTING AUTHORITY
                       -------------------------------
   NAME OF ISSUER        SOLE       SHARED      NONE
   --------------      ---------   --------   --------
Adv. Magnetics.......      9,100
Am. Med. Systems.....    559,887
Exact Sciences.......    761,050
Guidant..............    293,721
Johnson & Johnson....     99,638
Kyphon...............  2,529,240
Lifecore
  Biomedical.........  1,049,500
Lifecell.............    686,700
McKesson.............     34,474
Nortel Networks......     60,000
Orthologic...........     20,000
Ventana Med..........    185,400
Westell Tech.........     10,000
Wright Med...........    409,223
Zix Corp.............  1,523,510
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